Reporting Entity	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Reporting Entity
1.	Reporting Entity
(1)    General
SK Telecom Co., Ltd. (“the Parent Company”) was incorporated in March 1984 under the laws of the Republic of Korea (“Korea”) to provide cellular telephone communication services in Korea. The Parent Company mainly provides wireless telecommunications services in Korea. The head office of the Parent Company is located at 65,
Eulji-ro,
Jung-gu,
Seoul, Korea.
The Parent Company’s common shares and depositary receipts (DRs) are listed on the Stock Market of Korea Exchange, the New York Stock Exchange and the London Stock Exchange. As of December 31, 2019, the Parent Company’s total issued shares are held by the following shareholders:

	Number of shares	Percentage of total shares issued (%)
SK Holdings Co., Ltd.	21,624,120	26.78
National Pension Service	8,982,136	11.12
Institutional investors and other shareholders	41,263,572	51.11
Kakao Co., Ltd.	1,266,620	1.57
Treasury shares	7,609,263	9.42

	80,745,711	100.00

These consolidated financial statements comprise the Parent Company and its subsidiaries (together referred to as the “Group” and individually as “Group entity”). SK Holdings Co., Ltd. is the ultimate controlling entity of the Parent Company.
(2)    List of subsidiaries
The list of subsidiaries as of December 31, 2019 and 2018 is as follows:

				Ownership (%)(*1)
Subsidiary		Location	Primary business	Dec. 31, 2019	Dec. 31, 2018
Subsidiaries owned by the Parent Company	SK Telink Co., Ltd.	Korea	Telecommunication and Mobile Virtual Network Operator service	100.0	100.0
	SK Communications Co., Ltd.	Korea	Internet website services	100.0	100.0
	SK Broadband Co., Ltd.	Korea	Telecommunication services	100.0	100.0
	PS&Marketing Corporation	Korea	Communications device retail business	100.0	100.0
	SERVICE ACE Co., Ltd.	Korea	Call center management service	100.0	100.0
	SERVICE TOP Co., Ltd.	Korea	Call center management service	100.0	100.0
	SK O&S Co., Ltd. (Formerly, Network O&S Co., Ltd.)	Korea	Base station maintenance service	100.0	100.0
	SK Telecom China Holdings Co., Ltd.	China	Investment (holdings company)	100.0	100.0
	SK Global Healthcare Business Group, Ltd.	Hong Kong	Investment	100.0	100.0
	YTK Investment Ltd.	Cayman Islands	Investment association	100.0	100.0
	Atlas Investment	Cayman Islands	Investment association	100.0	100.0
	SKT Americas, Inc.	USA	Information gathering and consulting	100.0	100.0
	One Store Co., Ltd.(*2)	Korea	Telecommunication services	52.7	65.5
	SK Planet Co., Ltd.	Korea	Telecommunication services, system software development and supply services	98.7	98.7
	Eleven Street Co., Ltd.(*3)	Korea	E-commerce	80.3	81.8
	DREAMUS COMPANY (Formerly, IRIVER LIMITED)(*4)	Korea	Manufacturing digital audio players and other portable media devices	51.4	52.6
	SK Infosec Co., Ltd.	Korea	Information security service	100.0	100.0
	Life & Security Holdings Co., Ltd.	Korea	Investment(holdings company)	55.0	55.0
	Quantum Innovation Fund I	Korea	Investment	59.9	59.9
	SK Telecom Japan Inc.	Japan	Information gathering and consulting	100.0	100.0
Subsidiaries owned by the Parent Company	id Quantique SA(*5)	Switzerland	Quantum information and communications service	66.8	65.6
	SK Telecom TMT Investment Corp.(*6)	USA	Investment	100.0	—
	FSK L&S Co., Ltd.(*6)	Korea	Freight and logistics consulting business	60.0	—
	Incross Co., Ltd.(*6)	Korea	Media representative business	34.6	—
	Happy Hanool Co., Ltd.(*6)	Korea	Service	100.0	—
Subsidiaries owned by SK Planet Co., Ltd.	SK m&service Co., Ltd.	Korea	Data base and internet website service	100.0	100.0
	SK Planet Global Holdings Pte. Ltd.	Singapore	Investment (holdings company)	100.0	100.0
	SKP America LLC.	USA	Digital contents sourcing service	100.0	100.0
	shopkick Management Company, Inc.(*6)	USA	Investment	—	100.0
	shopkick, Inc.(*6)	USA	Reward points-based in-store shopping application development	—	100.0
	K-net Culture and Contents Venture Fund	Korea	Capital investing in startups	59.0	59.0

Subsidiaries owned by DREAMUS COMPANY (Formerly, IRIVER LIMITED)	iriver Enterprise Ltd.	Hong Kong	Management of Chinese subsidiaries	100.0	100.0
	iriver Inc.(*6)	USA	Marketing and sales in North America	—	100.0
	iriver China Co., Ltd.	China	Sales of and manufacturing MP3 and 4	100.0	100.0
	Dongguan iriver Electronics Co., Ltd.	China	Sales of and manufacturing e-book	100.0	100.0
	groovers Japan Co., Ltd.(*6)	Japan	Digital music contents sourcing and distribution service	—	100.0
	LIFE DESIGN COMPANY Inc.	Japan	Sales of goods in Japan	100.0	100.0
	groovers Inc.(*6)	Korea	Sales of contents and Mastering Quality Sound album	—	100.0

Subsidiary owned by SK Infosec Co., Ltd.	SKinfosec Information Technology (Wuxi) Co., Ltd.(*6)	China	System software development and supply services	100.0	—

Subsidiaries owned by Life & Security Holdings Co., Ltd.	ADT CAPS Co., Ltd.	Korea	Unmanned security	100.0	100.0
	CAPSTEC Co., Ltd.	Korea	Manned security	100.0	100.0
	ADT SECURITY Co., Ltd.	Korea	Sales and trade of anti-theft devices and surveillance devices	100.0	100.0

Subsidiary owned by SK Telink Co., Ltd.	SK TELINK VIETNAM Co., Ltd.	Vietnam	Communications device retail business	100.0	100.0

Subsidiaries owned by SK Broadband Co., Ltd.	Home & Service Co., Ltd.	Korea	Operation of information and communications facility	100.0	100.0
	SK stoa Co., Ltd.	Korea	Other telecommunication retail business	100.0	100.0

Subsidiary owned by SK Telecom Japan Inc.	SK Planet Japan, K. K.	Japan	Digital Contents sourcing service	79.8	79.8

Subsidiary owned by id Quantique SA	Id Quantique LLC	Korea	Quantum information and communications service	100.0	100.0

Subsidiaries owned by FSK L&S Co., Ltd.	FSK L&S (Shanghai) Co., Ltd.(*6)	China	Logistics business	66.0	—
	FSK L&S (Hungary) Co., Ltd.(*6)	Hungary	Logistics business	100.0	—

Subsidiaries owned by Incross Co., Ltd.	Infra Communications Co., Ltd.(*6)	Korea	Service operation	100.0	—
	Mindknock Co., Ltd.(*6)	Korea	Software development	100.0	—

Others(*7)	SK Telecom Innovation Fund, L.P.	USA	Investment	100.0	100.0
	SK Telecom China Fund I L.P.	Cayman Islands	Investment	100.0	100.0

(*1)	The ownership interest represents direct ownership interest in subsidiaries either by the Parent Company or subsidiaries of the Parent Company.

(*2)	The ownership interest has changed due to a non-proportional paid-in capital increase of One store Co., Ltd. during the year ended December 31, 2019.

(*3)
80.3% of the shares issued by Eleven Street Co., Ltd. are owned by the Parent Company and 18.2% of redeemable convertible preferred shares with voting rights by non-controlling
shareholders. During the year ended December 31, 2019, Eleven Street Co., Ltd. acquired 1.5% of its outstanding shares from SK Planet Co., Ltd., which is currently held as treasury shares as of December 31, 2019. The Parent Company is obliged to guarantee dividend of at least 1% per annum of the preferred share’s issue price to the investor by the date on which Eleven Street Co., Ltd. is publicly listed or at the end of qualifying listing period, whichever occurs first. The present value of obligatory dividends amounting to ￦18,805 million are recognized as financial liabilities as of December 31, 2019.

(*4)	The ownership has changed due to the conversion of the convertible bonds issued by DREAMUS COMPANY (Formerly, IRIVER LIMITED) during the year ended December 31, 2019.

(*5)	The ownership has changed due to a non-proportional paid-in capital increase of id Quantique SA during the year ended December 31, 2019.

(*6)	Details of changes in the consolidation scope during the year ended December 31, 2019 are presented and explained separately in note 1 (4).

(*7)	Others are owned by Atlas Investment and another subsidiary of the Parent Company.

(3)    Condensed financial information of subsidiaries
Condensed financial information of significant subsidiaries as of and for the year ended December 31, 2019 is as follows:

(In millions of won)	As of December 31, 2019				2019
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.(*1)	￦	265,725	77,378	188,347	363,627	3,010
Eleven Street Co., Ltd.		923,424	446,432	476,992	530,489	(5,077)
SK m&service Co., Ltd.		109,699	58,605	51,094	218,848	2,448
SK Communications Co., Ltd.		67,327	30,361	36,966	39,944	(13,301)
SK Broadband Co., Ltd.		4,447,549	2,811,417	1,636,132	3,178,805	48,583
K-net Culture and Contents Venture Fund		151,493	21,163	130,330	—	(294)
PS&Marketing Corporation		439,947	225,942	214,005	1,684,576	96
SERVICE ACE Co., Ltd.		80,844	55,133	25,711	206,080	3,906
SERVICE TOP Co., Ltd.		66,932	50,060	16,872	193,377	2,230
SK O&S Co., Ltd. (Formerly, Network O&S Co., Ltd.)		96,446	62,086	34,360	281,634	1,724
SK Planet Co., Ltd.		595,838	278,438	317,400	275,544	1,214
DREAMUS COMPANY (Formerly, IRIVER LIMITED)(*2)		171,586	53,669	117,917	196,961	(48,006)
SKP America LLC.		48,344	126	48,218	—	(351,470)
Life & Security Holdings Co., Ltd.(*3)		2,639,781	2,330,920	308,861	913,301	12,703
SK Infosec Co., Ltd.(*4)		158,424	61,644	96,780	270,423	18,520
One Store Co., Ltd.		236,329	93,625	142,704	135,116	(5,415)
Home & Service Co., Ltd.		113,176	76,192	36,984	351,154	(267)
SK stoa Co., Ltd.		70,754	59,207	11,547	196,063	875
FSK L&S Co., Ltd.(*5)		47,550	19,651	27,899	130,872	306
Incross Co., Ltd.(*6)		144,263	78,519	65,744	19,787	5,756

(*1)	The condensed financial information of SK Telink Co., Ltd. is consolidated financial information including SK TELINK VIETNAM Co., Ltd.

(*2)
The condensed financial information of DREAMUS COMPANY(Formerly, IRIVER LIMITED) is consolidated financial information including iriver Enterprise Ltd. and three other subsidiaries of DREAMUS COMPANY(Formerly, IRIVER LIMITED).

(*3)
The condensed financial information of Life & Security Holdings Co., Ltd. is consolidated financial information including ADT CAPS Co., Ltd. and two other subsidiaries of Life & Security Holdings Co., Ltd.

(*4)	The condensed financial information of SK Infosec Co., Ltd. is consolidated financial information including SKinfosec Information Technology (Wuxi) Co., Ltd.

(*5)	The condensed financial information of FSK L&S Co., Ltd. is consolidated financial information including FSK L&S (Shanghai) Co., Ltd. and another subsidiary.

(*6)
The condensed financial information of Incross Co., Ltd. is consolidated financial information including Infra Communications Co., Ltd. and another subsidiary from the date of acquisition to December 31, 2019.

Condensed financial information of significant subsidiaries as of and for the year ended December 31, 2018 is as follows:

(In millions of won)	As of December 31, 2018				2018
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.(*1)	￦	493,972	107,565	386,407	373,019	39,962
Eleven Street Co., Ltd.(*2)		1,045,946	495,907	550,039	228,000	(9,507)
SK m&service Co., Ltd.		97,924	48,182	49,742	208,936	(119)
SK Communications Co., Ltd.		79,646	28,458	51,188	41,604	(10,323)
SK Broadband Co., Ltd.		4,266,458	2,682,236	1,584,222	3,158,877	154,999
K-net Culture and Contents Venture Fund		147,691	20,873	126,818	—	58,584
PS&Marketing Corporation		432,699	216,624	216,075	1,587,203	76
SERVICE ACE Co., Ltd.		76,770	45,229	31,541	198,164	4,217
SERVICE TOP Co., Ltd.		74,452	49,400	25,052	205,574	5,276
SK O&S Co., Ltd. (Formerly, Network O&S Co., Ltd.)		81,773	42,257	39,516	265,183	1,089
SK Planet Co., Ltd.		753,630	436,501	317,129	672,648	(436,106)
DREAMUS COMPANY (Formerly, IRIVER LIMITED)(*3)		204,479	44,620	159,859	137,849	(21,314)
SKP America LLC.		383,697	—	383,697	—	(370)
Life & Security Holdings Co., Ltd.(*4)		2,611,838	2,261,456	350,382	197,487	6,038
SK Infosec Co., Ltd.(*5)		183,896	54,301	129,595	—	—
One Store Co., Ltd.		116,716	65,890	50,826	110,284	(13,903)
Home & Service Co., Ltd.		87,159	45,341	41,818	325,177	(1,264)
SK stoa Co., Ltd.		41,305	37,560	3,745	116,459	(16,987)

(*1)	The condensed financial information of SK Telink Co., Ltd. is consolidated financial information including SK TELINK VIETNAM Co., Ltd.

(*2)	The condensed financial information of Eleven Street Co., Ltd. includes four months of revenue and profit and loss since the spin-off on August 31, 2018.

(*3)
The condensed financial information of DREAMUS COMPANY (Formerly, IRIVER LIMITED) is consolidated financial information including iriver Enterprise Ltd. and six other subsidiaries of DREAMUS COMPANY (Formerly, IRIVER LIMITED).

(*4)
The condensed financial information of Life & Security Holdings Co., Ltd. is consolidated financial information including ADT CAPS Co., Ltd. and two other subsidiaries, including 3 months of revenue and profit and loss since Life & Security Holdings Co., Ltd. was acquired by the Parent Company on October 1, 2018.

(*5)	SK Infosec Co., Ltd. was acquired by the Parent Company and newly included in consolidation as of December 27, 2018.
Condensed financial information of the significant subsidiaries as of and for the year ended December 31, 2017 is as follows:

(In millions of won)	As of December 31, 2017				2017
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.	￦	455,685	104,727	350,958	389,944	32,728
SK m&service Co., Ltd.		113,515	62,795	50,720	193,256	1,249
SK Communications Co., Ltd.		90,923	28,410	62,513	47,546	(35,454)
SK Broadband Co., Ltd.		3,802,349	2,616,317	1,186,032	3,050,083	32,030
K-net Culture and Contents Venture Fund		250,747	35,900	214,847	—	196,250
PS&Marketing Corporation		506,883	288,881	218,002	1,766,142	391
SERVICE ACE Co., Ltd.		77,681	45,501	32,180	197,408	2,599
SERVICE TOP Co., Ltd.		65,406	41,860	23,546	186,117	3,309
SK O&S Co., Ltd. (Formerly, Network O&S Co., Ltd.)		87,000	45,248	41,752	255,841	6,283
SK Planet Co., Ltd.		1,534,866	920,677	614,189	1,082,685	(513,667)
DREAMUS COMPANY (Formerly, IRIVER LIMITED)(*)		130,878	17,204	113,674	69,452	(14,092)
SKP America LLC.		412,251	—	412,251	—	(57)
SK techx Co., Ltd.		237,700	41,561	196,139	195,948	26,827
One Store Co., Ltd.		104,891	39,874	65,017	115,596	(27,254)
Home & Service Co., Ltd.		83,698	38,350	45,348	141,739	11

(*)
The condensed financial information of DREAMUS COMPANY (Formerly, IRIVER LIMITED) is consolidated financial information including iriver Enterprise Ltd. and six other subsidiaries of DREAMUS COMPANY (Formerly, IRIVER LIMITED). Information for the other subsidiaries in the above summary is based on their separate financial statements.

(4)    Changes in subsidiaries
The list of subsidiaries that were newly included in consolidation during the year ended December 31, 2019 is as follows:

Subsidiary	Reason
SK Telecom TMT Investment Corp.	Established by the Parent Company

FSK L&S Co., Ltd.	Acquired by the Parent Company

FSK L&S (Shanghai) Co., Ltd.	Subsidiary of FSK L&S Co., Ltd.

Incross Co., Ltd.	Acquired by the Parent Company

Infra Communications Co., Ltd.	Subsidiary of Incross Co., Ltd.

Mindknock Co., Ltd.	Acquired by Incross Co., Ltd.

Happy Hanool Co., Ltd.	Established by the Parent Company

SKinfosec Information Technology (Wuxi) Co., Ltd.	Established by SK Infosec Co., Ltd.

FSK L&S (Hungary) Co., Ltd.	Established by FSK L&S Co., Ltd.
The list of subsidiaries that were excluded from consolidation during the year ended December 31, 2019 is as follows:

Subsidiary	Reason
groovers Inc.	Merged into DREAMUS COMPANY (Formerly, IRIVER LIMITED)

shopkick Management Company, Inc.	Disposed

shopkick, Inc.	Disposed

iriver Inc.	Disposed

groovers Japan Co., Ltd.	Merged into LIFE DESIGN COMPANY Inc.

(5)    The financial information of significant
non-controlling
interests of the Group as of and for the years ended December 31, 2019, 2018 and 2017 are as follows:

(In millions of won)	DREAMUS COMPANY (Formerly, IRIVER LIMITED)		One Store Co., Ltd.	Eleven Street Co., Ltd.	Life & Security Holdings Co., Ltd.	Incross Co., Ltd.
Ownership of non-controlling interests (%)		48.6	47.3	18.2	45.0	65.4

	As of December 31, 2019
Current assets	￦	136,269	208,527	779,568	126,437	133,741
Non-current assets		35,317	27,802	143,856	2,513,344	10,522
Current liabilities		(49,776)	(88,842)	(420,022)	(279,403)	(77,530)
Non-current liabilities		(3,893)	(4,783)	(26,410)	(2,051,517)	(989)
Net assets		117,917	142,704	476,992	308,861	65,744
Fair value adjustment and others		—	—	(18,805)	(1,219,701)	—
Net assets on the consolidated financial statements		117,917	142,704	458,187	(910,840)	65,744
Carrying amount of non-controlling interests		57,175	67,742	84,673	(409,878)	41,074

	2019
Revenue	￦	196,961	135,116	530,489	913,301	19,787
Profit (Loss) for the year		(48,006)	(5,415)	(5,077)	12,703	5,756
Depreciation of the fair value adjustment and others		—	—	(614)	(14,913)	—
Profit (Loss) for the year on the consolidated financial statements		(48,006)	(5,415)	(5,691)	(2,210)	5,756
Total comprehensive income (loss)		(47,971)	(5,856)	(13,590)	(5,413)	5,396
Profit (Loss) attributable to non-controlling interests		(23,281)	(2,256)	(1,064)	(978)	3,630

Net cash provided by (used in) operating activities	￦	(1,387)	14,426	7,980	238,378	(9,331)
Net cash provided by (used in) investing activities		(2,596)	(87,275)	102,366	(194,472)	5,053
Net cash provided by (used in) financing activities		(2,965)	96,189	(72,686)	(51,129)	(4,644)
Effects on exchange rate changes on cash and cash equivalents		197	2	35	—	—
Net increase (decrease) in cash and cash equivalents		(6,751)	23,342	37,695	(7,223)	8,478
Dividend paid to non-controlling interests during the year ended December 31, 2019	￦	—	—	17,500	28,786	—

(In millions of won)	K-net Culture and Contents Venture Fund		DREAMUS COMPANY (Formerly, IRIVER LIMITED)	One Store Co., Ltd.	Eleven Street Co., Ltd.	Life & Security Holdings Co., Ltd.(*)
Ownership of non-controlling interests (%)		41.0	47.4	34.5	18.2	45.0

	As of December 31, 2018
Current assets	￦	118	150,199	92,844	923,153	124,091
Non-current assets		147,573	54,465	23,872	122,793	2,487,747
Current liabilities		(20,873)	(42,142)	(63,440)	(486,391)	(243,064)
Non-current liabilities		—	(2,663)	(2,450)	(9,516)	(2,018,392)
Net assets		126,818	159,859	50,826	550,039	350,382
Fair value adjustment and others		—	—	—	(23,191)	(1,216,347)
Net assets on the consolidated financial statements		126,818	159,859	50,826	526,848	(865,965)
Carrying amount of non-controlling interests		51,995	76,204	17,711	95,811	(389,684)

	2018
Revenue	￦	—	137,849	110,284	228,000	197,487
Profit (Loss) for the year		58,584	(21,314)	(13,903)	(9,507)	6,038
Depreciation of the fair value adjustment and others		—	—	—	(161)	(2,954)
Profit (Loss) for the year on the consolidated financial statements		58,584	(21,314)	(13,903)	(9,668)	3,084
Total comprehensive income (loss)		27,773	(21,125)	(14,386)	(8,897)	(991)
Profit (Loss) attributable to non-controlling interests		24,019	(10,094)	(4,791)	(1,758)	1,387

Net cash provided by (used in) operating activities	￦	115,566	13,635	7,181	(69,347)	(23,451)
Net cash provided by (used in) investing activities		600	(10,169)	(11,482)	(470,211)	(139,430)
Net cash provided by (used in) financing activities		(116,150)	69,267	5	494,923	124,076
Net increase (decrease) in cash and cash equivalents		16	72,733	(4,296)	(44,635)	(38,805)
Dividend paid to non-controlling interests during the year ended December 31, 2018	￦	36,178	—	—	—	—

(*)
The financial information of Life & Security Holdings Co., Ltd. is related to the period subsequent to the acquisition by the Parent Company on October 1, 2018 and includes fair value adjustments from the business combination.

(In millions of won)	K-net Culture and Contents Venture Fund		DREAMUS COMPANY (Formerly, IRIVER LIMITED)	One Store Co., Ltd.
Ownership of non-controlling interests (%)		41.0	54.1	34.5

	As of December 31, 2017
Current assets	￦	625	74,873	76,810
Non-current assets		250,122	56,005	28,081
Current liabilities		(35,900)	(9,563)	(38,547)
Non-current liabilities		—	(7,641)	(1,327)
Net assets		214,847	113,674	65,017
Carrying amount of non-controlling interests		88,087	63,382	22,405

	2017
Revenue	￦	—	69,452	115,596
Profit (Loss) for the year		196,250	(14,092)	(27,254)
Total comprehensive profit (loss)		201,693	(14,278)	(27,452)
Profit (Loss) attributable to non-controlling interests		80,463	(7,438)	(9,392)

Net cash provided by (used in) operating activities	￦	(7)	(7,553)	13,912
Net cash used in investing activities		(600)	(45,002)	(2,000)
Net cash provided by (used in) financing activities		—	64,571	(7)
Net increase (decrease) in cash and cash equivalents		(607)	12,016	11,905